Note 5 - Revenue from Contract with Customer - Schedule of Remaining Performance Obligations (Details) (Parentheticals)	Sep. 30, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Remaining performance obligations, period (Year)		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Remaining performance obligations, period (Year)	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining performance obligations, period (Year)	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Remaining performance obligations, period (Year)	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Remaining performance obligations, period (Year)	1 year	1 year